FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
Schedule of assets and liabilities measured at fair value

Assets	Level 1	Level 2	Level 3	Total
March 31, 2026
Accounts receivable	$-	$957,800	$-	$957,800
Crypto assets	1,082,798	-	-	1,082,798
Warrants receivable	-	84,278	-	84,278
Investment – current portion	117,671	-	-	117,671
Loans receivable	-	67,878	-	67,878
Total	$1,200,469	$1,109,956	-	$2,310,425

Assets	Level 1	Level 2	Level 3	Total
December 31, 2025
Cash	729,422	-	-	729,422
Accounts Receivable	-	1,211,696	-	1,211,696
Crypto Assets	922,987	-	-	922,987
Shares and warrants receivable	156,000	429,598	-	585,598
Investment – current portion	539,328	-	-	539,328
Loan receivable	814,369	-	-	814,369
Total	3,162,106	1,641,294	-	4,803,400

Assets	Level 1	Level 2	Level 3	Total
December 31, 2025
Cash	729,422	-	-	729,422
Accounts Receivable	-	1,211,696	-	1,211,696
Crypto Assets	922,987	-	-	922,987
Shares and warrants receivable	156,000	429,598	-	585,598
Investment – current portion	539,328	-	-	539,328
Loan receivable	814,369	-	-	814,369
Total	3,162,106	1,641,294	-	4,803,400
December 31, 2024
Cash	4,025,185	-	-	4,025,185
Accounts Receivable – Crypto Assets	-	13,463,445	-	13,463,445
Crypto Assets	8,007,056	-	-	8,007,056
Total	12,032,241	13,463,445	-	25,495,686